SUP-0116-0116

AB MUNICIPAL INCOME FUND, INC.

-AB California Portfolio

-AB National Portfolio

-AB High Income Municipal Portfolio

-AB New York Portfolio

AB MUNICIPAL INCOME FUND II

-AB Arizona Portfolio

-AB Massachusetts Portfolio

-AB Michigan Portfolio

-AB Minnesota Portfolio

-AB New Jersey Portfolio

-AB Ohio Portfolio

-AB Pennsylvania Portfolio

-AB Virginia Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated January 28, 2016 to the Prospectus and Summary Prospectuses dated September 30, 2015 (the “Prospectuses”) of the AB California Portfolio, AB National Portfolio, AB High Income Municipal Portfolio and AB New York Portfolio of AB Municipal Income Fund, Inc., and the AB Arizona Portfolio, AB Massachusetts Portfolio, AB Michigan Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio of AB Municipal Income Fund II.

*        *        *         *        *

PORTFOLIO MANAGERS

The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for each Portfolio and reflects those persons responsible for day-to-day management of the Portfolio’s portfolio.

AB California Portfolio

AB National Portfolio

AB New York Portfolio

AB Arizona Portfolio

AB Massachusetts Portfolio

AB Michigan Portfolio

AB Minnesota Portfolio

AB New Jersey Portfolio

AB Ohio Portfolio

AB Pennsylvania Portfolio

AB Virginia Portfolio

Employee	Length of Service	Title
Fred S. Cohen	Since 2002 for all Portfolios except AB Ohio Portfolio; Since 1994 for AB Ohio Portfolio	Senior Vice President of the Adviser

Robert B. (Guy) Davidson III	Since 2002	Senior Vice President of the Adviser

Terrance T. Hults	Since 1995 for all Portfolios except AB Ohio Portfolio; Since 2002 for AB Ohio Portfolio	Senior Vice President of the Adviser

Matthew J. Norton	Since January 2016	Vice President of the Adviser

AB High Income Municipal Portfolio

Employee	Length of Service	Title
Robert B. (Guy) Davidson III	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 2010	Senior Vice President of the Adviser

Matthew J. Norton	Since January 2016	Vice President of the Adviser

*        *        *         *        *

The following replaces the section “Management of the Portfolios — Portfolio Managers” in the Prospectus.

PORTFOLIO MANAGERS

The day-to-day management of and investment decisions for the Portfolios are made by the Municipal Bond Investment Team. No one person is principally responsible for making recommendations for the Portfolios’ investments.

The following table lists the three or four persons within the Municipal Bond Investment Team with the most significant responsibility for the day-to-day management of each Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person’s principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Fred S. Cohen*; Senior Vice President (since 2002 for all Portfolios except AB Ohio Portfolio; since 1994 for AB Ohio Portfolio)	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2011.

Robert B. (Guy) Davidson III; Senior Vice President (since 2002)	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2011.

Terrance T. Hults; Senior Vice President (since 1995 for all Portfolios except AB Ohio Portfolio; since 2002 for AB Ohio Portfolio)	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2011.

Matthew J. Norton; Vice President (since January 2016)	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2011.

*	Responsible for each Portfolio except AB High Income Municipal Portfolio.

The Portfolios’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Portfolios.

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0116-0116

2